Additional Information About the Consolidated Statement of Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2017
Comprehensive income [abstract]
Schedule of Depreciation and Amortisation on Tangible and Intangible Assets

Depreciation and amortisation on tangible and intangible assets of EUR 0.9 million in 2017, EUR 0.8 million in 2016 and EUR 0.8 million in 2015 is included in the following items in the statement of comprehensive income:

(in EUR thousand)	31.12.2017	31.12.2016	31.12.2015
Research and development costs	707	689	691
General administrative costs	142	127	113
Cost of sales	17	9	8
Sales and marketing	18	6	-
Depreciation and amortisation expense	884	831	812

Personnel costs

(in EUR thousand)	31.12.2017	31.12.2016	31.12.2015
Wages and salaries	11,349	5,753	3,557
Social security charges	1,627	908	482
Costs for pension schemes	66	33	34
Total	13,042	6,694	4,073